Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110


                                                       September 23, 2002


BY EDGAR
--------

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, NW
Washington, D.C. 20549

      Re: AllianceBernstein Trust, on behalf of its International Value Fund (the "Fund") (SEC file No. 811-10221)

Ladies and Gentlemen:


      On behalf of the Fund and pursuant to the Securities Act of 1933, as amended, I enclose for filing Post-Effective Admendment No. 2 to the Fund's registration statement on Form N-14 relating to the registration of an indefinite number of shares of beneficial interest of the Fund, in connection with its acquisition of the assets of Alliance International Fund.



      Any questions or comments relating to this filing should be directed to the attention of Brian D. McCabe at (617) 951-7801 or to me at (617) 951-7055.

                                                   Very truly yours,


                                                   /s/ Andrew J. Schader
                                                   Andrew J. Schader

Enclosures

    As filed with the Securities and Exchange Commission on September 23, 2002

                              Registration No. 333-83366

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                      |_| Pre-Effective Amendment No. ___
                      |X| Post-Effective Amendment No. 2


                             AllianceBernstein Trust
               (Exact name of Registrant as Specified in Charter)

                           1345 Avenue of the Americas
                            New York, New York 10105
                                 (800) 221-5672

                               -------------------

                              Edmund P. Bergan, Jr.
                           Alliance Capital Management
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and Address of Agent for Service)

                                   Copies to:

                            Joseph B. Kittredge, Esq.
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110

                               ------------------

                  Approximate Date of Proposed Public Offering:

                        April 8, 2002 - August 23, 2002






The Registrant has registered an indefinite amount of its securities under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time.


This Amendment to the Registration Statement on Form N-14 of AllianceBernstein Trust, filed with the Commission on April 5, 2002 (Registration No. 333-83366) (the "Registration Statement"), is being filed solely to modify Exhibit 12 to the Registration Statement. No other information in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

                             AllianceBernstein Trust

                                    Form N-14

                                     Part C

                                Other Information

                                  September 23, 2002



Item 15. Indemnification

Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

Item 16. Exhibits

1. (a) Agreement and Declaration of Trust of the Registrant - Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on December 15, 2000.

      (b) Amendment No. 1 to Agreement and Declaration of Trust of the Registrant dated December 20, 2000 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

2. By-Laws of the Registrant - Incorporated by reference to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on December 15, 2000.

3.    Not applicable

4. Form of Agreement and Plan of Acquisition and Liquidation--see Exhibit B to Part A.

5.    Not applicable.

6. (a) Advisory Agreement between Registrant and Alliance Capital Management L.P. dated January 31, 2001 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

      (b) Expense Limitation Agreement between Registrant and Alliance Capital Management L.P. dated January 31, 2001 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

7. (a) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

      (b) Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of AB Trust - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

      (c) Selected Agent Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of AB Trust - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

8.    Not applicable

9. Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 31, 2001 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.

10. Rule 18f-3 Plan of AllianceBernstein Trust - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.


11. Opinion and consent of Ropes & Gray - Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on April 5, 2002.



12.   Opinion and consent of Ropes & Gray as to tax matters - Filed herewith.


13. Transfer Agency Agreement between Registrant and Alliance Fund Services, Inc. dated as of January 31, 2001 - Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File Nos. 33-51938 and 811-10221) filed with the Securities and Exchange Commission on February 16, 2001.


14. Consent of Ernst & Young LLP - Incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on April 5, 2002.

15.   Not applicable.


16.   (a)   Power of attorney for William Foulk, Jr. - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on February 25, 2002.

      (b) Power of attorney for Clifford Michel - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on February 25, 2002.

      (c) Power of attorney for Ruth Block - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on February 25, 2002.

      (d) Power of attorney for Donald Robinson - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on February 25, 2002.

      (e) Power of attorney for David Dievler - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on February 25, 2002.

      (f) Power of attorney for John D. Carifa - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on February 25, 2002.

      (g) Power of attorney for John Dobkin - Incorporated by reference to the Registrant's Registration Statement on Form N-14 (File Nos. 33-83366 and 811-10221) filed with the Securities and Exchange Commission on February 25, 2002.


17.   Not applicable.

Item 17 Undertakings

      1. The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      2. The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      3. The Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an Internal Revenue Service ruling supporting the tax consequences of the proposed mergers described in this Registration Statement within a reasonable time after receipt of such opinion or ruling.

                                   SIGNATURES



      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 23rd day of September, 2002.


                                                   ALLIANCEBERNSTEIN TRUST


                                                   /s/ John D. Carifa
                                                   -----------------------------
                                                   By: John D. Carifa
                                                       Chairman and President

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                    Title                             Date


/s/ John D. Carifa           Chairman and President           September 23, 2002

-----------------------      (Principal Executive Officer)
John D. Carifa



/s/ Mark D. Gersten          Treasurer (Principal Financial   September 23, 2002
-----------------------      and Accounting Officer)
Mark D. Gersten

Ruth Block*                  Trustee                          September 23, 2002


/s/ John D. Carifa           Trustee                          September 23, 2002
-----------------------
John D. Carifa

David H. Dievler*            Trustee                          September 23, 2002

John H. Dobkin*              Trustee                          September 23, 2002

William H. Foulk, Jr.*       Trustee                          September 23, 2002

Clifford L. Michel*          Trustee                          September 23, 2002

Donald J. Robinson*          Trustee                          September 23, 2002


*By:  /s/ John D. Carifa
     ------------------------
      John D. Carifa
      Attorney-in-fact


Date: September 23, 2002

                                  Exhibit Index

Exhibit No.            Exhibit Name
-----------            ------------


12                     Opinion and Consent of Ropes & Gray


                                                                   Exhibit 12

                                 Ropes & Gray
                            One International Place
                          Boston, Massachusetts 02110


                                                               August 23, 2002


AllianceBernstein Trust
AllianceBernstein International Value Fund
1345 Avenue of Americas
New York, New York 10105

Alliance International Fund
1345 Avenue of Americas
New York, New York 10105

Ladies and Gentlemen:


     We have acted as counsel in connection with the Agreement and Plan of Acquisition and Liquidation made as of April 4, 2002 (the "Plan"), between the AllianceBernstein Trust, a Massachusetts business trust ("Acquiring Trust"), on behalf of one of its series, AllianceBernstein International Value Fund ("Acquiring Fund"), and Alliance International Fund, a Massachusetts business trust ("Acquired Fund"). The Plan describes a proposed Acquisition (the "Acquisition") to occur on August 23, 2002, or such other date as may be decided by the parties (the "Closing Date"), pursuant to which Acquiring Fund will acquire substantially all of the assets of Acquired Fund in exchange for shares of beneficial interest in Acquiring Fund (the "Acquiring Fund Shares") and the assumption by Acquiring Fund of certain stated liabilities of Acquired Fund, following which, Acquiring Fund Shares received by Acquired Fund will be distributed by Acquired Fund to its shareholders in liquidation and termination of Acquired Fund. Capitalized terms not defined herein are defined in the Plan.


     Acquired Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Shares of Acquired Fund are redeemable at net asset value at each shareholder's option. Acquired Fund has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").


     Acquiring Fund is a series of Acquiring Trust, which is registered under the 1940 Act as an open-end management investment company. Shares of Acquiring Fund are redeemable at net asset value at each shareholder's option. Acquiring Fund has elected to be a regulated investment company for federal income tax purposes under Section 851 of the Code.



     For purposes of this opinion, we have considered the Plan, the Prospectus/Proxy Statement, the Registration Statement (including the items incorporated by reference therein), and such other items as we have deemed necessary to render this opinion. In addition, you provided us with letters dated as of the date hereof, representing as to certain facts, occurrences and information upon which you have indicated that we may rely in rendering this opinion (whether or not contained or reflected in the documents and items referred to above) (the "Representations").



     The facts you have represented as to in paragraph 5 of the letter from Acquiring Fund dated as of the date hereof, support the conclusion that Acquiring Fund will continue the historic business of Acquired Fund as an open-end investment company that seeks long-term appreciation by investing its assets primarily in common stocks of non-U.S. companies (as such term is defined in paragraph 5 of the letter from Acquiring Fund) with a substantial percentage of such non-U.S. companies located in developed countries
The comparison, using data from the comparison dates (as such term is defined in paragraph 5 of the letter from Acquiring Fund) demonstrated that as of the comparison dates the Acquired Fund had historically invested its assets and Acquiring Fund invested its assets in non-U.S. companies: located in developed countries (at least 82 percent); located in Europe and Asia (at least 75 percent); of varying sizes, but with an emphasis on companies with market capitalizations of at least $10 billion (more than 43 percent); and representing a diverse range of similar sectors (for example, both Funds invested over half of their assets in the same seven sectors), but with an emphasis on certain sectors (including, for example, at least 21 percent in finance and nearly 5 percent in energy).The foregoing percentages are intended to demonstrate the similarities between the Funds' portfolios as of the comparison dates; because the Funds are actively managed, these percentages will, of course, fluctuate over time.



     Based on the foregoing Representations and our review of the documents and items referred to above, and conditioned on the Acquisition being consummated in accordance with the Plan, we are of the opinion that, while not entirely free from doubt, and subject to the final two paragraphs hereof, for federal income tax purposes:



     (i) The Acquisition will constitute a reorganization within the meaning of Section 368(a) of the Code and Acquiring Fund and Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;


     (ii)     Under Section 361 of the Code, no gain or loss will be recognized by Acquired Fund upon the transfer of Acquired Fund's assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Acquired Fund, or upon the distribution of Acquiring Fund Shares by Acquired Fund to its shareholders in exchange for their Acquired Fund Shares;


     (iii)    Under Section 354 of the Code, no gain or loss will be recognized by Acquired Fund shareholders upon the exchange of their Acquired


              Fund Shares for Acquiring Fund Shares (including any fractional shares to which shareholder may be entitled);



     (iv) Under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares that an Acquired Fund shareholder receives in connection with the Acquisition (including any fractional shares to which the shareholder may be entitled) will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor;


     (v)      Under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for his or her Acquiring Fund Shares (including any fractional shares to which the shareholder may be entitled) will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such Acquired Fund Shares as capital assets;


     (vi) Under Section 1032 of the Code, no gain or loss will be recognized by Acquiring Fund upon the receipt of the assets of Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Acquired Fund;

     (vii) Under Section 362(b) of the Code, the basis in the hands of Acquiring Fund of the assets of Acquired Fund transferred to Acquiring Fund in the Acquisition will be the same as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer;

     (viii) Under Section 1223(2) of the Code, the holding periods of the assets of Acquired Fund in the hands of Acquiring Fund will include the periods during which such assets were held by Acquired Fund; and


     (ix) Acquiring Fund will succeed to the capital loss carryovers of Acquired Fund, if any, under Section 381 of the Code, but the use by Acquiring Fund of any such capital loss carryovers (and of capital loss carryovers of Acquiring Fund) may be subject to limitation under Sections 383 and 384 of the Code.


     In connection with this opinion we call your attention to Revenue Ruling 87-76, 1987-2 C.B. 84, published by the Internal Revenue Service ("IRS"). In that ruling, the IRS held that the so-called "continuity of business enterprise" requirement necessary to tax-free reorganization treatment was not met in the case of an acquisition of an investment company which invested in corporate stocks and bonds by an investment company which invested in municipal bonds. Specifically, the IRS based its ruling on its conclusion that the business of investing in corporate stocks and bonds is not the same line of business as investing in municipal bonds. We believe that the IRS's conclusion in this ruling is questionable, and that, even if the IRS's conclusion is correct, the facts of this Acquisition are distinguishable from those in the published ruling.

     We believe that Acquiring Fund and Acquired Fund are both engaged in the same line of business, investing for the benefit of their respective stockholders primarily in the common stock of non-U.S. companies to achieve long-term appreciation. After the Acquisition, Acquiring Fund will continue that business for the benefit of the stockholders of both Acquired Fund and Acquiring Fund. While Acquiring Fund will dispose of securities formerly held by Acquired Fund in order to conform with its criteria for the selection of securities of non-U.S. companies, it will apply the same criteria to its own historic investments. All proceeds generated by all such dispositions will be reinvested in a manner fully consistent with the shared historic investment policies of both Funds. In these circumstances, we are of the opinion that Acquiring Fund will have continued the historic business of Acquired Fund - investing primarily in the common stock of non-U.S. companies with a view toward long-term capital appreciation for the benefit of, among others, the historic stockholders of Acquired Fund - and that the continuity of business enterprise doctrine will, as a result, be satisfied. Because Revenue Ruling 87-76 is the only published ruling dealing specifically with the application of the "continuity of business enterprise" requirement to a reorganization involving investment companies, however, our opinion cannot be free from doubt. No ruling has been or will be obtained from the IRS as to the subject matter of this opinion and there can be no assurance that the IRS or a court of law will concur with the opinion set forth above.

                                                 Very truly yours,


                                                 /s/ Ropes & Gray

                                                   Ropes & Gray